Significant Accounting Policies - Schedule of Reconciliation of Class A Ordinary Shares Reflected in the Condensed Balance Sheets (Detail) - USD ($)			6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 13, 2021	Mar. 25, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Mar. 31, 2021
Temporary Equity [Line Items]
Gross Proceeds		$ 350,000,000
Less: Proceeds allocated to Public Warrants	$ (9,000,000)			$ (10,050,000)
Plus: Accretion of carrying value to redemption value			$ 32,263,672
Class A ordinary shares subject to possible redemption		$ 350,000,000	$ 402,500,000	402,500,000		$ 350,000,000
Common Class A [Member]
Temporary Equity [Line Items]
Gross Proceeds				402,500,000	$ 402,500,000
Less: Proceeds allocated to Public Warrants				(10,101,143)	(10,101,143)
Less: Issuance costs related to Class A ordinary shares				(22,162,529)	(22,162,529)
Plus: Accretion of carrying value to redemption value				32,263,672	32,263,672
Class A ordinary shares subject to possible redemption				$ 402,500,000	$ 402,500,000